Other Payables and Accruals	6 Months Ended
Jun. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
18.
OTHER PAYABLES AND ACCRUALS

	As of June 30, 2024	As of December 31, 2023
(In thousands)
Payables in respect of research and development expenses	$3,066	$4,471
Accrued salaries and bonuses	1,603	2,166
Accrued other expenses	4,208	1,025
Deposit received for a potential out-licensing drug patent (note i)	—	1,000
Other payables (note ii)	—	500
	$8,877	$9,162

Note i: During the year ended December 31, 2020, the Group signed an exclusive right of negotiation agreement with an independent third party to negotiate out-licensing a drug patent to the independent third party. Under the exclusive right of negotiation agreement, the Group received a deposit of $1.0 million which may be considered as consideration for the exclusive right of negotiation if the independent third party has not identified any negative findings (as stated in the exclusive right of negotiation agreement) by March 2, 2021. During the six months ended June 30, 2024, the Company determined the negotiation rights were no longer valid and recorded the amount as other income on the condensed consolidated interim statement of loss and comprehensive loss.

Note ii: During the year ended December 31, 2018, the Group entered into an exclusive license arrangement for a drug candidate from a second, different independent third party. In 2019, the Group recorded a liability of $0.5 million with respect to an unpaid interim license fee. This fee was unpaid due to a lack of satisfactory progress for this drug candidate. In 2021, the Group terminated this license arrangement with this independent third party. During the six months ended June 30, 2024, the Group determined that the interim license fee was not payable and recorded the amount as other income on the condensed consolidated interim statement of loss and comprehensive loss.